Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015
Supplement [Text Block]	bmsmst_SupplementTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 29, 2016

to the Prospectus and Statement of Additional Information, each dated September 28, 2015

Effective June 1, 2016, the following changes are made to the Funds’ Prospectus:

Footnote 1 to each Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the sections of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New Jersey Municipal Bond Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock Pennsylvania Municipal Bond Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.

BlackRock New Jersey Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bmsmst_SupplementTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 29, 2016

to the Prospectus and Statement of Additional Information, each dated September 28, 2015

Effective June 1, 2016, the following changes are made to the Funds’ Prospectus:

Footnote 1 to each Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the sections of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New Jersey Municipal Bond Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock Pennsylvania Municipal Bond Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.

BlackRock Pennsylvania Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bmsmst_SupplementTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 29, 2016

to the Prospectus and Statement of Additional Information, each dated September 28, 2015

Effective June 1, 2016, the following changes are made to the Funds’ Prospectus:

Footnote 1 to each Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the sections of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New Jersey Municipal Bond Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock Pennsylvania Municipal Bond Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.